Fair Value Measurements (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset (liabilities)	$ 1,039	$ (336)
Foreign Exchange Future [Member] | Recurring [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	579	63
Derivative liabilities	(351)	(388)
Foreign Exchange Future [Member] | Recurring [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	1,558	315
Derivative liabilities	$ (747)	$ (326)